Summary of significant accounting policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of summary of significant accounting policies [line items]
Term of financial liability settlement	12 months
Maturity of cash and cash equivalent	three months or less
Material modifications to any share-based payment transactions	There were no material modifications to any share-based compensation transactions during 2020, 2019, and 2018
Podcast Publisher Relationships
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	10 years
Bottom of Range | Technology
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	3 years
Bottom of Range | Trade Names and Trademarks
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	3 years
Top of Range
Disclosure of summary of significant accounting policies [line items]
Duration podcast content assets expected to be consumed	3 years
Average duration of investment portfolio	2 years
Top of Range | Technology
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	5 years
Top of Range | Trade Names and Trademarks
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	8 years
Property and Equipment | Bottom of Range
Disclosure of summary of significant accounting policies [line items]
Expected lease term	1 year
Estimated useful lives	3 years
Property and Equipment | Top of Range
Disclosure of summary of significant accounting policies [line items]
Expected lease term	14 years
Estimated useful lives	5 years
Leasehold Improvements
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	shorter of the lease term or useful life